Consolidated Statements of Cash Flows (Unaudited) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Loss for the period	£ (3,308)	£ (3,568)
Adjustments for:
Depreciation of property, plant and equipment	67	72
Depreciation of right of use asset	68	70
Amortisation of intangible fixed asset	1	1
Finance income	(839)	(410)
Finance expense	49	22
Share-based payment expense	150	15
Taxation	(125)	(288)
Foreign exchange losses	2
Cash flows from operating activities before changes in working capital	(3,935)	(4,086)
(Increase)/Decrease in trade and other receivables	(1,298)	103
Increase in trade and other payables	426	309
Decrease in provisions		(207)
Cash used in operations	(4,807)	(3,881)
Taxes payments
Net cash used in operating activities	(4,807)	(3,881)
Investing activities
Purchases of property, plant and equipment		(4)
Proceeds from disposal of fixed assets
Purchase intangible asset	(852)
Interest received	98	24
Net cash generated from/(used in) investing activities	(754)	20
Financing activities
Interest paid		(7)
Amounts paid on lease liabilities	(93)	(95)
Share issues including warrants, net of costs	4,738	6,354
Net cash generated from/(used in) financing activities	4,645	6,252
Net increase/(decrease) in cash and cash equivalents	(916)	2,391
Cash and cash equivalents at beginning of period	5,971	2,836
Cash and cash equivalents at end of period	£ 5,055	£ 5,227